UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

AB SUSTAINABLE INTERNATIONAL THEMATIC FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2018

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Sustainable International Thematic Fund

Portfolio of Investments

March 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.0%
Financials - 22.2%
Banks - 9.7%
Credicorp Ltd.	34,550	$7,844,232
HDFC Bank Ltd.	302,830	8,956,514
Svenska Handelsbanken AB-Class A SHS	458,583	5,740,010
Swedbank AB-Class A (a)	294,529	6,618,169

		29,158,925

Capital Markets - 2.7%
Partners Group Holding AG	10,934	8,136,258

Consumer Finance - 2.3%
Bharat Financial Inclusion Ltd. (b)	404,380	6,832,663

Insurance - 5.0%
AIA Group Ltd.	922,000	7,881,881
Prudential PLC	276,706	6,914,518

		14,796,399

Thrifts & Mortgage Finance - 2.5%
Housing Development Finance Corp., Ltd.	270,135	7,590,021

		66,514,266

Information Technology - 16.0%
Electronic Equipment, Instruments & Components - 3.3%
Halma PLC	243,239	4,026,395
Horiba Ltd.	74,000	5,761,636

		9,788,031

Internet Software & Services - 3.7%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	21,678	3,978,780
Tencent Holdings Ltd.	129,700	6,962,241

		10,941,021

Semiconductors & Semiconductor Equipment - 9.0%
ams AG (b)	74,734	7,847,838
ASML Holding NV	26,276	5,210,364
Disco Corp.	14,300	3,056,530
Infineon Technologies AG	193,402	5,201,205
Taiwan Semiconductor Manufacturing Co., Ltd.	687,000	5,819,028

		27,134,965

		47,864,017

Consumer Staples - 13.4%
Food & Staples Retailing - 2.1%
Tsuruha Holdings, Inc.	43,400	6,246,254

Food Products - 5.8%
Glanbia PLC	305,119	5,229,791
Kerry Group PLC-Class A	57,995	5,862,220
Nestle SA (REG)	79,639	6,294,788

		17,386,799

Household Products - 3.7%
Reckitt Benckiser Group PLC	55,112	4,651,882

Company	Shares	U.S. $ Value
Unicharm Corp.	227,000	$6,547,485

		11,199,367

Personal Products - 1.8%
Godrej Consumer Products Ltd.	316,905	5,338,757

		40,171,177

Industrials - 12.2%
Building Products - 4.9%
Cie de Saint-Gobain	110,750	5,848,157
Kingspan Group PLC	80,784	3,419,383
Kingspan Group PLC (London)	126,190	5,347,515

		14,615,055

Commercial Services & Supplies - 1.8%
China Everbright International Ltd.	3,789,000	5,349,986

Electrical Equipment - 2.5%
Schneider Electric SE (Paris)	87,459	7,701,761

Industrial Conglomerates - 3.0%
Siemens AG (REG)	69,797	8,905,910

		36,572,712

Health Care - 9.0%
Health Care Equipment & Supplies - 2.2%
Essilor International Cie Generale d’Optique SA	49,546	6,683,787

Health Care Providers & Services - 2.7%
Apollo Hospitals Enterprise Ltd.	507,685	8,275,362

Life Sciences Tools & Services - 1.1%
Gerresheimer AG	39,070	3,210,581

Pharmaceuticals - 3.0%
Roche Holding AG	31,667	7,264,319
Vectura Group PLC (b)	1,523,146	1,659,360

		8,923,679

		27,093,409

Consumer Discretionary - 7.9%
Auto Components - 5.5%
Aptiv PLC	89,429	7,598,782
Delphi Technologies PLC	70,468	3,357,800
Valeo SA	84,630	5,598,283

		16,554,865

Household Durables - 1.8%
Panasonic Corp.	381,200	5,474,220

Textiles, Apparel & Luxury Goods - 0.6%
Crystal International Group Ltd. (b)(c)	1,765,000	1,790,903

		23,819,988

Utilities - 4.4%
Multi-Utilities - 1.6%
Suez	327,950	4,751,980

Company	Shares	U.S. $ Value
Water Utilities - 2.8%
Beijing Enterprises Water Group Ltd.	7,834,000	$4,407,742
Cia de Saneamento Basico do Estado de Sao Paulo	380,300	4,031,713

		8,439,455

		13,191,435

Materials - 3.7%
Chemicals - 3.7%
Chr Hansen Holding A/S	47,177	4,083,035
Umicore SA	131,707	6,977,204

		11,060,239

Telecommunication Services - 3.6%
Diversified Telecommunication Services - 3.6%
China Unicom Hong Kong Ltd. (b)	2,170,000	2,776,084
Deutsche Telekom AG (REG)	338,395	5,536,380
Telekomunikasi Indonesia Persero Tbk PT	8,805,000	2,315,320

		10,627,784

Real Estate - 1.6%
Real Estate Management & Development - 1.6%
SM Prime Holdings, Inc.	7,563,400	4,917,436

Total Common Stocks (cost $204,661,066)		281,832,463

SHORT-TERM INVESTMENTS - 6.2%
Investment Companies - 5.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.41% (d)(e)(f) (cost $17,489,551)	17,489,551	17,489,551

	Principal Amount (000)
Time Deposits - 0.4%
BBH, Grand Cayman
(1.45)%, 4/03/18	CHF	202		211,177
(0.91)%, 4/03/18	SEK	6,538		783,059
0.23%, 4/03/18	GBP	46		64,826
0.53%, 4/02/18	CAD	0	*	1
6.01%, 4/03/18	ZAR	0	*	4
BNP Paribas, Paris
0.06%, 4/03/18	HKD	199		25,397
Sumitomo, Tokyo
(0.58)%, 4/03/18	EUR	26		32,114

Total Time Deposits (cost $1,119,922)				1,116,578

Total Short-Term Investments (cost $18,609,473)				18,606,129

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $223,270,539)		$300,438,592

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%
Investment Companies - 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.41% (d)(e)(f) (cost $6,881,359)	6,881,359	6,881,359

Total Investments - 102.5% (cost $230,151,898) (g)		307,319,951	(h)
Other assets less liabilities - (2.5)%		(7,346,471)

Net Assets - 100.0%		$299,973,480

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	12,031	KRW	12,767,625	4/26/18	$(6,749)
Bank of America, NA	GBP	617	USD	862	5/15/18	(4,705)
Barclays Bank PLC	BRL	3,866	USD	1,170	4/03/18	(550)
Barclays Bank PLC	USD	1,163	BRL	3,866	4/03/18	7,874
Barclays Bank PLC	USD	2,552	RUB	145,993	4/17/18	(7,914)
Barclays Bank PLC	KRW	397,830	USD	373	4/26/18	(1,538)
Barclays Bank PLC	USD	1,167	BRL	3,866	5/03/18	1,005
Barclays Bank PLC	CAD	881	USD	686	5/15/18	1,200
Barclays Bank PLC	GBP	504	USD	714	5/15/18	5,949
Barclays Bank PLC	JPY	192,079	USD	1,826	5/15/18	15,556
Barclays Bank PLC	SEK	63,448	USD	7,880	5/15/18	257,828
BNP Paribas SA	CNY	12,427	USD	1,961	4/19/18	(19,139)
Brown Brothers Harriman & Co.	AUD	1,162	USD	904	5/15/18	11,466
Brown Brothers Harriman & Co.	CHF	346	USD	367	5/15/18	3,545
Brown Brothers Harriman & Co.	EUR	690	USD	833	5/15/18	(18,643)
Brown Brothers Harriman & Co.	MXN	4,650	USD	248	5/15/18	(6,315)
Brown Brothers Harriman & Co.	SEK	3,385	USD	428	5/15/18	21,722
Brown Brothers Harriman & Co.	USD	2,751	CAD	3,390	5/15/18	(118,079)
Brown Brothers Harriman & Co.	USD	1,389	NOK	11,063	5/15/18	23,945
Brown Brothers Harriman & Co.	USD	365	NZD	505	5/15/18	(130)
Brown Brothers Harriman & Co.	ZAR	3,666	USD	305	5/15/18	(2,969)
Citibank, NA	BRL	3,866	USD	1,163	4/03/18	(7,874)
Citibank, NA	USD	1,187	BRL	3,866	4/03/18	(16,273)
Citibank, NA	KRW	332,158	USD	307	4/26/18	(5,845)
Citibank, NA	GBP	579	USD	819	5/15/18	5,622
Citibank, NA	JPY	80,054	USD	762	5/15/18	7,896
Citibank, NA	USD	14,321	AUD	18,365	5/15/18	(215,069)
Citibank, NA	USD	17,677	GBP	12,735	5/15/18	221,665
Citibank, NA	USD	1,676	JPY	188,136	5/15/18	96,880
Citibank, NA	USD	2,509	MXN	47,927	5/15/18	109,506
Citibank, NA	USD	5,528	ZAR	67,894	5/15/18	172,819

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,362	TWD	97,569	6/07/18	$12,472
Deutsche Bank AG	CHF	5,299	USD	5,691	5/15/18	129,024
Deutsche Bank AG	USD	16,182	CAD	20,362	5/15/18	(364,925)
Goldman Sachs Bank USA	USD	1,114	EUR	889	5/15/18	(17,322)
Morgan Stanley Capital Services LLC	USD	908	SEK	7,432	5/15/18	(14,823)
Royal Bank of Scotland PLC	EUR	23,367	USD	28,810	5/15/18	(29,248)
Standard Chartered Bank	USD	1,963	CNY	12,427	4/19/18	17,577
Standard Chartered Bank	USD	22,965	JPY	2,480,774	5/15/18	412,685
Standard Chartered Bank	INR	2,000,878	USD	30,468	5/17/18	(129,135)
Standard Chartered Bank	USD	485	INR	31,819	5/17/18	1,917

						$550,908

*	Principal amount less than 500.
(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of this security amounted to $1,790,903 or 0.6% of net assets.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	As of March 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $88,745,971 and gross unrealized depreciation of investments was $(11,027,119), resulting in net unrealized appreciation of $77,718,852.
(h)	On March 30, 2018, the Fund and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Fund valued its foreign securities using the closing market price from the respective foreign markets as of March 29, 2018 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar

USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown1

March 31, 2018 (unaudited)

12.3%	India
10.2%	France
9.0%	Japan
7.8%	China
7.6%	Germany
7.2%	Switzerland
6.6%	Ireland
5.8%	United Kingdom
4.1%	Sweden
3.7%	United States
3.2%	Hong Kong
2.6%	Austria
2.6%	Peru
11.1%	Other
6.2%	Short-Term

100.0%	Total Investments

1	All data are as of March 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.3% or less in the following countries: Belgium, Brazil, Denmark, Indonesia, Netherlands, Philippines, and Taiwan.

AB Sustainable International Thematic Fund

March 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2018:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$7,844,232		$58,670,034		$	– 0	–	$66,514,266
Information Technology	3,978,780		43,885,237			– 0	–	47,864,017
Consumer Staples	11,092,011		29,079,166			– 0	–	40,171,177
Industrials	8,766,898		27,805,814			– 0	–	36,572,712
Health Care	1,659,360		25,434,049			– 0	–	27,093,409
Consumer Discretionary	10,956,582		12,863,406			– 0	–	23,819,988
Utilities	4,031,713		9,159,722			– 0	–	13,191,435
Materials	– 0	–	11,060,239			– 0	–	11,060,239
Telecommunication Services	– 0	–	10,627,784			– 0	–	10,627,784
Real Estate	– 0	–	4,917,436			– 0	–	4,917,436
Short-Term Investments:
Investment Companies	17,489,551		– 0	–		– 0	–	17,489,551
Time Deposits	– 0	–	1,116,578			– 0	–	1,116,578
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,881,359		– 0	–		– 0	–	6,881,359

Total Investments in Securities	72,700,486		234,619,465	†		– 0	–	307,319,951
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	1,538,153			– 0	–	1,538,153
Liabilities
Forward Currency Exchange Contracts	– 0	–	(987,245)			– 0	–	(987,245)

Total^	$72,700,486		$235,170,373		$	– 0	–	$307,870,859

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
^	An amount of $7,817,778 was transferred from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools not being used during the reporting period. There were no transfers from Level 1 to Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2018 is as follows:

						Distributions
Fund	Market Value 6/30/17 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$18,296		$56,508	$57,314	$17,490	$142
Government Money Market Portfolio*	– 0	–	16,035	9,154	6,881	3

Total					$24,371	$145

*	Investment of cash collateral for securities lending transactions.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Sustainable International Thematic Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 22, 2018